RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Pursuant to IAS 24, the related parties of the Group are entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries, companies belonging to the FCA Group and the Exor Group, unconsolidated subsidiaries of the Group, associates and joint ventures. In addition, members of the Ferrari Board of Directors, Audit Committee and executives with strategic responsibilities and their families are also considered related parties.
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties, which have had an effect on revenues, cost of sales, and trade receivables and payables are primarily of a commercial nature and, in particular, these transactions relate to:
Transactions with FCA Group companies

•	the sale of engines and car bodies to Maserati S.p.A. (“Maserati”) which is controlled by the FCA Group;

•	the purchase of engine components for the use in the production of Maserati engines from FCA US LLC, which is controlled by FCA Group;

•
the purchase of automotive lighting and automotive components from Magneti Marelli S.p.A., Automotive Lighting Italia S.p.A., Sistemi Sospensioni S.p.A. and Magneti Marelli Powertrain Slovakia s.r.o. (which form part of “Magneti Marelli”), which are controlled by the FCA Group. The FCA Group is currently in the process of selling Magneti Marelli and the transaction is expected to be completed in the first half of 2019;

•
transactions with other FCA Group companies, mainly relating to the services provided by FCA Group companies, including human resources, payroll, tax, customs and procurement of insurance coverage and sponsorship revenues for the display of FCA Group company logos on the Formula 1 cars;

•
in 2016, the Group sold a portion of its trade and financial receivables to the FCA Bank Group, which is a joint venture between FCA Group and Credit Agricole. On derecognition of the asset, the difference between the carrying amount and the consideration received or receivable was recognized in cost of sales;

•
in November 2016, the Group finalized an agreement with FCA Bank to provide financial services in Europe. Under such agreement FCA Bank acquired from the Group a majority stake in FFS GmbH for a purchase price of €18,595 thousand, which the Group received upon sale. In addition to the purchase price, as a result of the funding of FFS GmbH being directly provided by FCA Bank, the Group also received cash of €431,958 thousand.

Transactions with Exor Group companies

•	the Group incurs rental costs from Iveco Group companies related to the rental of trucks used by the Formula 1 racing team;

•	the Group earns sponsorship revenue from Iveco S.p.A.

Transactions with other related parties

•	the purchase of components for Formula 1 racing cars from COXA S.p.A., controlled by Piero Ferrari;

•	consultancy services provided by HPE S.r.l., controlled by Piero Ferrari;

•	sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;

•	sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.

In accordance with IAS 24, transactions with related parties also include compensation to Directors, the Audit Committee and managers with strategic responsibilities.

Related party transactions recognized in the consolidated income statement are summarized in the table below:

	For the years ended December 31,
	2018			2017			2016
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
FCA Group companies
Maserati	217,922	3,982	—	315,407	4,698	—	241,478	1,933	—
FCA US LLC	—	28,486	—	6	44,882	—	—	37,612	—
Magneti Marelli(2)	1,589	40,343	—	1,866	36,670	—	1,735	29,663	—
Other FCA Group companies	12,106	7,193	1,370	6,754	7,007	1,191	5,472	9,163	471
Total FCA Group companies	231,617	80,004	1,370	324,033	93,257	1,191	248,685	78,371	471

Exor Group companies (excluding the FCA Group)	311	179	—	283	492	—	192	173	—

Other related parties
COXA S.p.A.	13	5,819	—	48	6,141	—	121	7,096	—
HPE S.r.l.	—	6,832	—	—	7,525	—	—	6,447	—
Other related parties	1,694	—	—	2,111	—	—	1,950	24	—
Total other related parties	1,707	12,651	—	2,159	13,666	—	2,071	13,567	—
Total transactions with related parties	233,635	92,834	1,370	326,475	107,415	1,191	250,948	92,111	471
Total for the Group	3,420,321	1,953,441	23,563	3,416,890	1,986,792	29,260	3,105,084	1,899,433	27,729
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
(2)    The FCA Group is currently in the process of selling Magneti Marelli and the transaction is expected to be completed in the first half of 2019.

Assets and liabilities originating from related party transactions are summarized in the table below:

	At December 31,
	2018				2017
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
FCA Group companies
Maserati	39,077	6,099	—	30,594	71,560	3,028	—	37,496
FCA US LLC	135	6,332	—	—	129	6,848	—	—
Magneti Marelli(1)	2,774	9,427	—	—	899	8,103	—	—
Other FCA Group companies	5,896	4,689	1,481	44	2,657	4,646	2,097	27
Total FCA Group companies	47,882	26,547	1,481	30,638	75,245	22,625	2,097	37,523

Exor Group companies (excluding the FCA Group)	377	13	—	4	345	202	—	—

Other related parties
COXA S.p.A.	9	812	—	—	3	1,142	—	—
HPE S.r.l.	—	1,187	—	—	—	1,150	—	—
Other related parties	199	—	5	—	268	—	—	—
Total other related parties	208	1,999	5	—	271	2,292	—	—
Total transactions with related parties	48,467	28,559	1,486	30,642	75,861	25,119	2,097	37,523
Total for the Group	211,399	653,751	64,295	589,743	239,410	607,505	45,441	620,350
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(1)    The FCA Group is currently in the process of selling Magneti Marelli and the transaction is expected to be completed in the first half of 2019.

There were financial assets or financial liabilities originating from related party transactions at December 31, 2018 or December 31, 2017.

Emoluments to Directors, Statutory Auditors and Key Management
The fees of the Directors and Statutory Auditors of Ferrari N.V. for carrying out their respective functions, including those in other consolidated companies, are as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Directors of Ferrari N.V.	17,043	17,767	8,617
Statutory auditors	118	112	105
Total emoluments	17,161	17,879	8,722

The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2018 was €17,043 thousand (€17,767 thousand in 2017 and €8,617 thousand in 2016), inclusive of the following:
•€1,080 thousand for salary (€1,277 thousand in 2017 and €2,827 thousand in 2016); and

•
€15,963 thousand for share-based compensation awarded under the Company’s equity incentive plan, including an acceleration of the costs relating to the equity incentive plan of the former Chairman and Chief Executive Officer (Mr. Sergio Marchionne) (€16,490 thousand in 2017). See Note 22 “Share-based compensation” for information related to the equity incentive plan.

The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2016, also included:

•	€5,500 thousand for compensation costs related to the retirement of the former CEO (Mr. Amedeo Felisa) of the Group; and

•	€290 thousand as the Group’s contribution to defined benefit obligations and long-term bonus plans.
Non-Executive Directors’ compensation for the years ended December 31, 2017 and 2016 included €418 thousand and €1,110 thousand, respectively, that was settled in common shares of the Company and recognized as an increase to equity in the relevant year. There was no equity-settled compensation for Non-Executive Directors for the year ended December 31, 2018.

The aggregate compensation for members of the Senior Management Team (excluding the CEO) in 2018 was €16,674 thousand (€16,015 thousand in 2017 and €12,290 thousand in 2016), inclusive of the following:

•	€13,915 thousand for salary and short-term incentives (€10,964 thousand in 2017 and €11,059 thousand in 2016);

•	€2,759 thousand for share-based compensation awarded under the Company’s equity incentive plan (€4,737 thousand in 2017).

•
The aggregate compensation for members of the Senior Management Team (excluding the CEO) for the year ended December 31, 2017 and 2016 includes also long-term benefits (€314 thousand in 2017 and €1,231 thousand in 2016).